SCHEDULE OF MATURITIES OF BANK BORROWING (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2025	$ 94,435
2026	97,458
2027	100,579
2028	103,800
2029 and thereafter	647,847
Total Bank Borrowings	$ 1,044,119	$ 8,144,132	$ 1,078,941